Risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Risk Management
Credit risk exposure - customers (Thousand of Reais)	R$ 750,357,060	R$ 719,880,952
Loans and advances to customers, gross (note 9)	599,687,844	551,536,203
Contingent Liabilities - Guarantees and other sureties (note 43.a)	64,387,753	65,671,261
Private securities	R$ 86,281,463	R$ 102,673,488
Non-performing loans ratio (%)	7.03%	7.23%
Impairment coverage ratio (%)	84.44%	88.13%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais)	R$ 35,668,907	R$ 35,152,998